As filed with the Securities and Exchange Commission on November 24, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03641

40|86 Series Trust
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

William P. Kovacs
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-6300
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2004

Date of reporting period: 9/30/2004

Item 1. Schedule of Investments.

40|86 SERIES TRUST
Focus 20 Portfolio
Schedule of Investments
September 30, 2004
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE

	COMMON STOCKS - (95.2%)
	Business Services - (13.8%)
2,600	Microsoft Corp.	$ 71,890
2,400	Paychex, Inc.	72,360
4,000	VERITAS Software Corp. (a)	71,200
		215,450

	Catalog and Mail Order - (5.3%)
900	eBay Inc. (a)	82,746

	Chemicals and Allied Products - (4.5%)
2,300	Pfizer Inc.	70,380

	Depository Institutions - (3.7%)
1,300	Citigroup Inc.	57,356

	Electronic, Other Electrical Equipment, except Computers - (17.5%)
4,500	Intersil Corp. - Class A	71,685
2,000	Linear Technology Corp.	72,480
1,700	Maxim Integrated Products, Inc.	71,893
2,100	Xilinx, Inc.	56,700
		272,758

	Industrial, Commercial Machinery, Computers - (24.5%)
4,800	Applied Materials, Inc. (a)	79,152
4,600	Cisco Systems, Inc. (a)	83,260
2,100	Dell Inc. (a)	74,760
6,000	EMC Corp. (a)	69,240
3,200	Juniper Networks, Inc. (a)	75,520
		381,932

	Insurance Carriers - (4.8%)
1,100	American International Group, Inc.	74,789

	Measuring Instruments, Photo Goods, Watches - (3.7%)
1,100	Medtronic, Inc.	57,090

	Non-Depository Credit Institutions - (4.8%)
3,000	MBNA Corp.	75,600

	Security and Commodity Brokers - (4.7%)
8,000	The Charles Schwab Corp.	73,520

	Semiconductors, Related Devices - (4.0%)
7,100	PMC-Sierra, Inc. (a)	62,551

	Wholesale Trade - Non-Durable Goods - (3.9%)
1,400	Cardinal Health, Inc.	61,278

	Total common stock (cost $1,689,015)	1,485,450

	SHORT-TERM INVESTMENTS (5.3%)
$ 62,000	AIM Liquid Asset Portfolio	62,000
20,000	Nations Treasury Portfolio	20,000
	Total short-term investments (cost $82,000)	82,000

	Total investments (cost $1,771,015) - (100.5%)	1,567,450

	Liabilities, less other assets - (-0.5%)	(7,637)

	TOTAL NET ASSETS - (100.0%)	$ 1,559,813

	(a) Non-income producing security.

40|86 SERIES TRUST
Equity Portfolio
Schedule of Investments
September 30, 2004
(Unaudited)

SHARES		VALUE

	COMMON STOCKS - (97.2%)

	Amusement and Recreation Services - (0.2%)
19,600	Westwood One, Inc. (a)	$ 387,492

	Apparel and Other Finished Products - (1.8%)
78,600	Claire's Stores, Inc. (b)	1,968,144
12,900	The Timberland Co.- Class A (a)	732,720
		2,700,864

	Automotive Repair, Services, Parking - (0.9%)
29,800	Ryder System, Inc. (b)	1,401,792

	Building Construction, General Contractors and Operative Builders - (1.8%)
54,850	D.R. Horton, Inc.	1,816,083
1,600	NVR, Inc. (a)	881,600
		2,697,683

	Business Services - (10.7%)
33,200	Activision, Inc. (a)	460,484
61,600	Adobe Systems Inc. (b)	3,047,352
14,200	Affiliated Computer Services, Inc. - Class A (a) (b)	790,514
14,900	Autodesk, Inc. (b)	724,587
16,900	Certegy Inc. (b)	628,849
22,400	Commonwealth Telephone Enterprises, Inc. (a)	975,520
35,200	Computer Sciences Corp. (a) (b)	1,657,920
25,100	Harris Corp.	1,378,994
20,400	Hughes Supply, Inc.	613,428
27,100	LNR Property Corp. (b)	1,677,761
25,100	NCR Corp. (a)	1,244,709
59,600	Polycom, Inc. (a)	1,181,272
16,400	Rent-A-Center, Inc. (a)	424,104
27,800	Sabre Holdings Corp. - Class A (b)	681,934
31,100	Valassis Communications, Inc. (a) (b)	919,938
		16,407,366

	Chemicals and Allied Products - (3.9%)
19,000	Charles River Laboratories International, Inc. (a) (b)	870,200
27,800	Ecolab Inc. (b)	874,032
15,600	Eon Labs, Inc. (a)	338,520
16,900	Invitrogen Corp. (a) (b)	929,331
24,400	The Lubrizol Corp.	844,240
53,500	Mylan Laboratories Inc. (b)	963,000
19,000	Sigma-Aldrich Corp. (b)	1,102,000
		5,921,323

	Communication by Phone, Television, Radio, Cable - (0.6%)
33,400	Western Wireless Corp. - Class A (a)	858,714

	Depository Institutions - (7.3%)
53,800	Associated Banc-Corp.	1,725,366
19,000	Astoria Financial Corp. (b)	674,310
28,400	Comerica Inc.	1,685,540
27,100	Hibernia Corp. - Class A	715,711
68,400	Huntington Bancshares Inc. (b)	1,703,844
14,200	IndyMac Bancorp, Inc. (b)	514,040
35,200	Marshall & Ilsley Corp. (b)	1,418,560
44,600	Regions Financial Corp. (a)	1,474,476
21,700	UnionBanCal Corp.	1,284,857
		11,196,704

	Eating and Drinking Places - (1.6%)
40,600	Applebee's International, Inc. (b)	1,026,368
58,200	Darden Restaurants, Inc.	1,357,224
		2,383,592

	Electric, Gas, Water, Cogeneration, Sanitary Services - (8.8%)
96,200	CenterPoint Energy, Inc. (b)	996,632
60,300	MDU Resources Group, Inc.	1,587,699
90,600	ONEOK, Inc.	2,357,412
63,000	PG&E Corp. (a) (b)	1,915,200
37,900	Questar Corp. (b)	1,736,578
114,400	Reliant Energy Inc. (a) (b)	1,067,352
28,400	Republic Services, Inc.	845,184
60,300	TXU Corp.	2,889,576
		13,395,633

	Electronic, Other Electrical Equipment, except Computers - (4.7%)
69,100	Cree, Inc. (a) (b)	2,109,623
16,400	Energizer Holdings, Inc. (a) (b)	756,040
121,900	MEMC Electronic Materials, Inc. (a) (b)	1,033,712
16,900	Microchip Technology Inc. (b)	453,596
72,000	National Semiconductor Corp.	1,115,280
28,400	Rockwell Collins, Inc.	1,054,776
27,800	Scientific-Atlanta, Inc. (b)	720,576
		7,243,603

	Engineering, Accounting, Research, Management Services - (1.1%)
12,900	The Dun & Bradstreet Corp. (a)	757,230
11,500	Moody's Corp. (b)	842,375
		1,599,605

	Fabricated Metal Products - (0.7%)
14,900	Fortune Brands, Inc.	1,103,941

	Food and Kindred Products - (1.7%)
16,300	Hershey Foods Corp. (b)	761,373
23,700	PepsiAmericas, Inc. (b)	452,670
88,700	Tyson Foods, Inc. - Class A (b)	1,420,974
		2,635,017

	Food Stores - (0.4%)
27,800	Albertson's, Inc. (b)	665,254

	Furniture and Fixtures - (0.6%)
16,300	Lear Corp. (b)	887,535

	General Merchandise Stores - (4.1%)
40,600	Abercrombie & Fitch Co. - Class A (b)	1,278,900
47,900	American Eagle Outfitters, Inc. (b)	1,765,115
35,900	Federated Department Stores, Inc.	1,630,937
68,300	Saks Inc. (a) (b)	823,015
21,000	Sears, Roebuck and Co. (b)	836,850
		6,334,817

	Health Services - (6.2%)
21,700	Aetna Inc.	2,168,481
35,900	Apria Healthcare Group Inc. (a) (b)	978,275
10,800	Bausch & Lomb Inc. (b)	717,660
12,200	Biomet, Inc. (b)	571,936
30,800	Coventry Health Care, Inc. (a)	1,643,796
19,500	Genzyme Corp. (a)	1,060,995
19,000	PacifiCare Health Systems, Inc. (a) (b)	697,300
45,400	Perrigo Co.	932,970
20,350	Renal Care Group, Inc. (a) (b)	655,881
		9,427,294

	Hotels, Other Lodging Places - (1.1%)
60,300	Caesars Entertainment, Inc. (a) (b)	1,007,010
10,800	Choice Hotels International, Inc.	621,972
		1,628,982

	Industrial, Commercial Machinery, Computers - (5.1%)
14,900	The Black & Decker Corp. (b)	1,153,856
29,100	Cummins Inc. (b)	2,150,199
12,200	Lexmark International, Inc. - Class A (a)	1,024,922
27,800	Praxair, Inc.	1,188,172
29,800	The Sherwin-Williams Co.	1,310,008
36,600	Storage Technology Corp. (a) (b)	924,516
		7,751,673

	Insurance Carriers - (4.3%)
43,300	American Financial Group, Inc.	1,294,237
20,037	Fidelity National Financial, Inc.	763,410
18,300	Lincoln National Corp. (b)	860,100
22,300	The PMI Group, Inc. (b)	904,934
31,100	Protective Life Corp.	1,222,541
32,500	SAFECO Corp. (b)	1,483,625
		6,528,847

	Leather and Leather Products - (0.4%)
15,600	Coach, Inc. (a)	661,752

	Measuring Instruments, Photo Goods, Watches - (3.2%)
19,600	Becton, Dickinson and Co.	1,013,320
16,300	C.R. Bard, Inc.	923,069
35,900	Eastman Kodak Co. (b)	1,156,698
39,300	PerkinElmer, Inc.	676,746
31,800	Tektronix, Inc. (b)	1,057,350
		4,827,183

	Non-Depository Credit Institutions - (2.2%)
67,700	AmeriCredit Corp. (a)	1,413,576
52,800	CIT Group Inc.	1,974,192
		3,387,768

	Oil and Gas Extraction - (4.1%)
10,800	Amerada Hess Corp. (b)	961,200
31,800	Baker Hughes Inc.	1,390,296
28,400	BJ Services Co.	1,488,444
18,300	Newfield Exploration Co. (a)	1,120,692
27,800	Pogo Producing Co.	1,319,110
		6,279,742

	Paper and Allied Products - (0.8%)
36,600	MeadWestvaco Corp.	1,167,540

	Petroleum Refining and Related Products - (1.0%)
19,600	Valero Energy Corp. (b)	1,572,116

	Printing, Publishing, and Allied Industries - (1.8%)
35,900	Harte-Hanks, Inc.	897,859
13,500	The McClatchy Company - Class A	956,205
30,200	R.R. Donnelley & Sons Co.	945,864
		2,799,928

	Real Estate Investment Trust (REIT's) - (4.7%)
37,200	CBL & Associates Properties, Inc.	2,267,340
67,700	General Growth Properties, Inc. (b)	2,098,700
144,000	HRPT Properites Trust (b)	1,582,560
27,800	Mack-Cali Realty Corp.	1,231,540
		7,180,140

	Rubber and Miscellaneous Plastic Products - (0.4%)
23,000	Bemis Co., Inc.	611,340

	Security and Commodity Brokers - (1.8%)
17,600	The Bear Stearns Companies Inc. (b)	1,692,592
31,600	SEI Investments Co.	1,064,288
		2,756,880

	Tobacco Products - (0.8%)
16,900	Reynolds American Inc. (b)	1,149,876

	Transportation Equipment - (2.6%)
33,875	PACCAR Inc.	2,341,440
29,800	Polaris Industries Inc. (b)	1,663,436
		4,004,876

	Transportation Services - (1.3%)
34,500	Burlington Northern Santa Fe Corp.	1,321,695
19,000	J.B. Hunt Transport Services, Inc.	705,660
		2,027,355

	Wholesale Trade-Durable Goods - (3.1%)
29,100	Avnet, Inc. (a) (b)	498,192
21,700	BorgWarner, Inc. (b)	939,393
25,700	Nucor Corp. (b)	2,348,209
10,800	Phelps Dodge Corp. (b)	993,924
		4,779,718

	Wholesale Trade-Non-Durable Goods - (1.4%)
17,600	The Clorox Co. (b)	938,080
43,300	SUPERVALU INC. (b)	1,192,915
		2,130,995

	Total common stock (cost $126,515,733)	148,494,940

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - (30.0%)
43,572,000	Bank of New York Institutional Cash Reserve	43,576,248
2,207,000	Credit Suisse First Boston Repurchase Agreement, 1.800%, due 10/01/2004	2,207,000
	Total investments purchased with cash proceeds from securities lending
	(cost $45,783,248)	45,783,248

	SHORT-TERM INVESTMENTS - (3.2%)	5,018,000
5,018,000	AIM Liquid Asset Portfolio	5,018,000
	Total short-term investments (cost $5,018,000)

	Total investments (cost $177,316,981) - (130.4%)	199,296,188

	Liabilities, less other assets - (-30.4%)	(46,440,189)

	TOTAL NET ASSETS - 100.0%	$ 152,855,999

	(a) Non-income producing security.
	(b) Securities (partial/entire) out on loan.

40|86 SERIES TRUST
Balanced Portfolio
Schedule of Investments
September 30, 2004
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE

	COMMON STOCKS - (71.1%)
	Apparel and Other Finished Products - (0.4%)
3,900	Claire's Stores, Inc.	$ 97,656
1,200	The Timberland Co. - Class A (a)	68,160
		165,816

	Automotive Repair, Services, Parking - (0.7%)
6,700	Ryder System, Inc.	315,168

	Building Construction, General Contractors, and Operative Builders - (0.2%)
170	NVR, Inc., (a)	93,670

	Building Materials, Hardware, Garden-Retail - (1.9%)
1	Eagle Materials Inc. (d)	71
15,890	The Home Depot, Inc.	622,888
6,600	Masco Corp. (d)	227,898
		850,857

	Business Services - (4.7%)
7,400	Adobe Systems Inc.	366,078
10,800	Cendant Corp.	233,280
6,500	Computer Sciences Corp. (a)	306,150
2,000	Harris Corp.	109,880
23,540	Microsoft Corp.	650,881
2,100	NCR Corp. (a)	104,139
32,100	Oracle Corp. (a)	362,088
		2,132,496

	Chemicals and Allied Products - (6.9%)
3,900	Air Products and Chemicals, Inc.	212,082
4,200	Amgen Inc. (a)	238,056
3,600	Avon Products, Inc.	157,248
2,300	Charles River Laboratories International, Inc. (a)	105,340
4,500	Cytec Industries Inc.	220,275
2,400	Eon Labs, Inc. (a)	52,080
1,500	Forest Laboratories, Inc. (a)	67,470
3,100	Genentech, Inc. (a)	162,502
3,800	Laboratory Corporation of America Holdings (a)	166,136
6,410	Merck & Co. Inc.	211,530
40,440	Pfizer Inc.	1,237,464
3,200	The Procter & Gamble Co.	173,184
2,200	Sigma-Aldrich Corp. (d)	127,600
		3,130,967

	Communications by Phone, Television, Radio, Cable - (3.2%)
6,400	AT&T Wireless Services Inc. (a)	94,592
20,400	BellSouth Corp.	553,248
10,500	Motorola, Inc.	189,420
4,600	QUALCOMM Inc.	179,584
11,900	Verizon Communications Inc.	468,622
		1,485,466

	Depository Institutions - (7.9%)
12,200	Bank of America Corp.	528,626
16,732	Citigroup Inc.	738,216
1,200	Golden West Financial Corp.	133,140
9,300	Huntington Bancshares Inc.	231,663
24,640	JPMorgan Chase & Co.	978,947
7,300	KeyCorp	230,680
16,400	Wachovia Corp. (d)	769,980
		3,611,252

	Eating and Drinking Places - (1.2%)
8,700	Applebee's International, Inc.	219,936
11,500	McDonald's Corp.	322,345
		542,281

	Educational Services - (0.3%)
1,895	Apollo Group, Inc. - Class A (a)	139,036

	Electric, Gas, Water, Cogeneration, Sanitary Services - (2.2%)
3,100	Questar Corp.	142,042
18,200	TXU Corp.	872,144
		1,014,186

	Electronic, Other Electrical Equipment, except Computers - (3.1%)
18,780	Intel Corp.	376,727
4,400	Maxim Integrated Products, Inc.	186,076
12,500	National Semiconductor Corp.	193,625
2,300	Rockwell Collins, Inc.	85,422
1,500	Scientific-Atlanta, Inc.	38,880
17,300	Tyco International Ltd. (d)(e)	530,418
		1,411,148

	Engineering, Accounting, Research, Management Services - (0.5%)
600	Cephalon, Inc. (a) (d)	28,740
3,000	Moody's Corp. (d)	219,750
		248,490

	Fabricated Metal Products - (0.3%)
1,700	Fortune Brands, Inc.	125,953

	Food and Kindred Products - (2.1%)
3,300	Constellation Brands, Inc. - Class A (a)	125,598
4,200	Hershey Foods Corp.	196,182
3,400	The Pepsi Bottling Group, Inc. (d)	92,310
7,260	PepsiCo, Inc.	353,199
12,900	Tyson Foods, Inc. - Class A	206,658
		973,947

	General Merchandise Stores - (2.0%)
4,800	Abercrombie & Fitch Co. - Class A (d)	151,200
3,700	Federated Department Stores, Inc.	168,091
3,500	J.C. Penney Company, Inc. (d)	123,480
5,000	RadioShack Corp. (d)	143,200
2,000	Sears, Roebuck and Co. (d)	79,700
4,390	Wal-Mart Stores, Inc. (d)	233,548
		899,219

	Health Services - (1.2%)
3,850	Coventry Health Care, Inc. (a)	205,475
10,100	Humana Inc. (a)	201,798
3,896	Medco Health Solutions, Inc. (a)	120,386
		527,659

	Industrial, Commercial Machinery, Computers - (5.3%)
8,400	Applied Materials, Inc. (a)	138,516
26,170	Cisco Systems, Inc. (a)	473,677
3,900	Cummins Inc. (d)	288,171
12,000	Dell Inc. (a)	427,200
2,500	General Dynamics Corp.	255,250
5,300	Graco Inc.	177,550
17,288	Hewlett-Packard Co.	324,150
1,350	International Business Machines Corp.	115,749
1,400	Lexmark International, Inc. - Class A (a)	117,614
3,400	Varian Medical Systems, Inc. (a)(d)	117,538
		2,435,415

	Insurance Carriers - (2.8%)
12,100	The Allstate Corp.	580,679
7,200	Genworth Financial Inc. - Class A	167,760
3,100	Lincoln National Corp.	145,700
9,600	MetLife, Inc.	371,040
		1,265,179

	Measuring Instruments, Photo Goods, Watches - (1.6%)
5,500	Becton, Dickinson and Co.	284,350
4,400	C.R. Bard, Inc.	249,172
3,000	Eastman Kodak Co.	96,660
2,500	Tektronix, Inc.	83,125
		713,307

	Miscellaneous Retail - (0.4%)
4,100	CVS Corp. (d)	172,733

	Motion Pictures - (1.5%)
20,530	Time Warner Inc. (a)	331,354
16,600	The Walt Disney Co.	374,330
		705,684

	Non-Depository Credit Institutions - (2.5%)
3,800	Capital One Financial Corp. (d)	280,820
9,098	Countrywide Financial Corp. (d)	358,370
4,600	Freddie Mac	300,104
4,500	Prudential Financial, Inc.	211,680
		1,150,974

	Oil and Gas Extraction - (2.6%)
5,600	Burlington Resources Inc.	228,480
3,100	Newfield Exploration Co. (a)	189,844
5,200	Occidental Petroleum Corp.	290,836
9,500	ONEOK, Inc. (d)	247,190
4,000	Smith International, Inc. (a) (d)	242,920
		1,199,270

	Paper and Allied Products - (1.8%)
4,200	3M Co.	335,874
2,100	Kimberly-Clark Corp.	135,639
13,300	Louisiana-Pacific Corp.	345,135
		816,648

	Petroleum Refining and Related Industries - (2.9%)
3,100	Amerada Hess Corp.	275,900
10,434	ChevronTexaco Corp.	559,680
10,440	Exxon Mobil Corp.	504,565
		1,340,145

	Printing, Publishing, and Allied Industries - (1.5%)
2,900	Harte-Hanks, Inc.	72,529
3,725	The McGraw-Hill Companies, Inc.	296,845
9,800	Viacom Inc. - Class B	328,888
		698,262

	Real Estate Investment Trusts (REITS) - (1.1%)
5,700	CarrAmerica Realty Corp.	186,390
9,600	General Growth Properties, Inc. (d)	297,600
		483,990

	Security and Commodity Brokers - (1.5%)
3,700	The Bear Stearns Companies Inc.	355,829
2,700	The Goldman Sachs Group, Inc.	251,748
2,900	SEI Investments Co.	97,672
		705,249

	Tobacco Products - (0.9%)
7,010	Altria Group, Inc.	329,751
1,500	Reynolds American Inc.	102,060
		431,811

	Transportation Equipment - (0.9%)
17,000	Ford Motor Co.	238,850
3,000	Northrop Grumman Corp.	159,990
		398,840

	Transporation Services - (0.4%)
4,600	J.B. Hunt Transport Services, Inc.	170,844

	Wholesale Trade-Durable Goods - (4.3%)
4,700	Avnet, Inc. (a)	80,464
7,000	The Gillette Co.	292,180
14,180	Johnson & Johnson	798,759
2,000	Nucor Corp.	182,740
6,800	Textron Inc.	437,036
2,600	W.W. Grainger, Inc.	149,890
		1,941,069

	Wholesale Trade-Non-Durable Goods - (0.3%)
4,400	SUPERVALU INC.	121,220

	Total common stocks (cost $28,704,515)	32,418,251

	CORPORATE BONDS - (19.1%)
	Amusement and Recreation Services - (0.2%)
$ 80,000	Six Flags, Inc., 8.875%, due 02/01/2010 (d)	75,400

	Building Construction, General Construction - (0.4%)
175,000	KB HOMES, 5.750%, due 02/01/2014	175,000

	Chemicals and Allied Products - (1.0%)
80,000	Lyondell Chemical Co., 11.125%, due 07/15/2012 (d)	93,200
190,000	Terra Capital, Inc.,12.875%, due 10/15/2008	236,550
120,000	Union Carbide Corp., 6.790%, due 06/01/2025 (d)	121,800
		451,550

	Communications by Phone, Television, Radio, Cable - (3.6%)
155,000	AT&T Wireless Services, Inc., 8.750%, due 03/01/2031	204,134
365,000	British Telecommunications PLC, 7.875%, due 12/15/2005 (e)	386,726
155,000	Charter Communications Holdings, LLC, 8.000%, due 04/30/2012, (b) Cost -$155,184; Acquired - 04/21/2004	155,388
105,000	DirecTV Holdings, 8.375%, due 03/15/2013	119,963
100,000	EchoStar DBS Corp., 10.375%, due 10/01/2007	105,438
100,000	EchoStar DBS Corp., 6.625%, due 10/01/2014, (b) Cost - $99,102; Acquired 09/20/2004	99,875
270,000	Nextel Communications, Inc., 6.875% due 10/31/2013	282,150
190,000	Sprint Capital Corp., 6.875%, due 11/15/2028	199,888
84,000	Telus Corp., 8.000%, due 06/01/2011 (e)	98,556
		1,652,118

	Depository Institution - (0.1%)
40,000	Union Planters Bank, N.A., 6.500%, due 03/15/2008	43,207

	Electric, Gas, Water, Cogeneration, Sanitary Services - (1.4%)
120,000	Allied Waste North America, Inc., 8.875%, due 04/01/2008	130,800
195,000	Pacific Gas & Electric, 6.050%, due 03/01/2034	199,158
110,000	Southern Natural Gas, 8.875%, due 03/15/2010 (d)	124,300
200,000	Waste Management, Inc., 7.000%, due 05/15/2005	204,071
		658,329

	Electronic, Other Electrical Equipment, except Computers - (1.8%)
310,000	Freescale Semiconductor Inc., 7.125%, due 07/15/2014, (b) Cost - $310,000; Acquired - 07/16/2004	323,950
70,000	Nortel Networks Ltd., 6.125%, due 02/15/2006 (e)	71,750
200,000	Tyco International Group S.A., 6.000%, due 11/15/2013 (d)(e)	216,229
200,000	Tyco International Group S.A., 6.875%, due 01/15/2029 (e)	224,831
		836,760

	Food and Kindred Products - (0.6%)
280,000	Kraft Foods, Inc., 5.250%, due 10/01/2013	285,728

	Food Stores - (0.4%)
155,000	Kroger Co., 7.000%, due 05/01/2018	176,622

	General Merchandise Stores - (0.2%)
75,000	J.C. Penney Company, Inc., 8.000%, due 03/01/2010	85,781

	Health Services - (1.2%)
240,000	HCA Inc., 6.950%, due 05/01/2012	259,527
270,000	Hillenbrand Industries, 4.500%, due 06/15/2009	275,884
		535,411

	Hotels, Other Lodging Places - (0.7%)
150,000	Caesars Entertainment, Inc., 8.875%, due 09/15/2008 (d)	171,375
155,000	Hyatt Equities LLC, 6.875%, due 06/15/2007, (b) Cost - $154,785; Acquired - 06/12/2002	165,489
		336,864

	Insurance Carriers - (0.7%)
60,000	Assured Guaranty U.S. Holdings, 7.000%, due 06/01/2034	64,790
225,000	RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008 (e)	246,818
		311,608

	Lumber and Wood Products, except Furniture - (0.4%)
180,000	Georgia-Pacific Corp., 7.700%, due 06/15/2015	206,100

	Measuring Instruments, Photo Goods, Watches - (0.6%)
170,000	Eastman Kodak Co., 7.250%, due 06/15/2005 (d)	174,681
105,000	Guidant Corp., 6.150%, due 02/15/2006	109,421
		284,102

	Non-Depository Credit Institutions - (0.3%)
150,000	Boeing Capital Corp., 4.750%, due 08/25/2008	156,534

	Oil and Gas Extraction - (0.2%)
87,020	Ras Laffan Liquified Natural Gas, 3.437%, due 09/15/2009, (b) Cost - $85,586; Acquired - 07/02/2004 (e)	86,243

	Paper & Allied Products - (0.0%)
20,000	Boise Cascade Corp., 6.500%, due 11/01/2010	22,400

	Personal Services - (0.4%)
155,000	Service Corp. International, 6.875%, due 10/01/2007	163,138

	Printing, Publishing and Allied Industries - (0.7%)
75,000	News America, Inc., 7.280%, due 06/30/2028	84,708
200,000	Quebecor Media, Inc., 11.125%, due 07/15/2011 (e)	232,000
		316,708

	Real Estate Investment Trusts (REITS) - (2.2%)
200,000	Carramerica Realty Corp., 3.625%, due 04/01/2009	193,905
250,000	Health Care REIT, Inc., 7.500%, due 08/15/2007	276,729
215,000	Hospitality Properties, 6.750%, 02/15/2013	231,529
55,000	ISTAR Financial, Inc., 8.750%, due 08/15/2008	63,323
200,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	223,500
		988,986

	Special Purpose Entity - (0.3%)
123,166	PLC Trust 2003-1, 2.709%, due 03/31/2006, (b) Cost - $119,656; Acquired - 12/12/2003	123,138

	Stone, Clay, Glass, Concrete Products - (0.9%)
375,000	Owens-Brockway Glass Container Inc., 8.875%, due 02/15/2009	409,688

	Transportation Equipment - (0.5%)
200,000	General Motors Corp., 7.125%, due 07/15/2013 (d)	209,118

	Water Transportation - (0.2%)
77,500	Carnival Corp., 6.150%, due 04/15/2008 (e)	83,790

	Wholesale Trade - Non Durable Goods - (0.1%)
45,000	Amerisourcebergen Corp., 7.250%, due 11/15/2012	49,050

	Total corporate bonds (cost $8,182,518)	8,723,373

	CONVERTIBLE BOND - (0.3%)	154,350
280,000	Celestica, Inc., 0.000%, due 08/01/2020 (c)(e)	154,350
	Total convertible bond (cost $136,252)

	INTERNATIONAL/YANKEE (U.S. $ Denominated) - (1.4%)
155,000	Export-Import Bank of Korea, 4.500%, due 08/12/2009 (e)	157,083
200,000	Korea Development Bank, 4.750%, due 07/20/2009 (d)(e)	204,892
205,000	United Mexican States, 9.875%, due 02/01/2010 (e)	253,278
	Total international/yankee (cost $613,603)	615,253

	PREFERRED STOCKS - (0.6%)
	Apparel and Other Finished Products - (0.2%)
4,000	Tommy Hilfiger USA Inc., 9.000%, due 12/01/2031	100,360

	Non-Depository Credit Institutions - (0.4%)
145	Centaur Funding Corp., 9.080%, due 04/21/2020 (b) Cost - $171,062; Acquired - 07/22/2003	187,639
	Total preferred stock (cost $273,002)	287,999

	MUNICIPAL BONDS - (1.5%)
190,000	California County Tobacco Securitization Agency Revenue Bond, 7.500%, due 06/01/2019	192,101
141,820	Educational Enhancement Funding Corp. Revenue Bond, 6.720%, due 06/01/2025	133,302
181,779	Louisiana Tobacco Settlement Financing Corp. Revenue Bond, 6.360%, due 05/15/2025	177,724
175,000	Rhode Island Tobacco Settlement Financing Corp. Revenue Bond, 5.920%, due 06/01/2012	173,166
	Total municipal bonds (cost $689,975)	676,293

	COLLATERALIZED MORTGAGE OBLIGATION - (0.2%)
79,442	First Union National Bank Commercial Mortgage Trust, 1999-C4 A1, 7.184%, due 12/15/2031	84,629
	Total collateralized mortgage obligation (cost $79,779)	84,629

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (1.9%)
5,000	U.S. Treasury Bond, 4.250%, due 08/15/2014 (d)	5,054
810,000	U.S. Treasury Bond, 5.375%, due 02/15/2031 (d)	867,966
	Total U.S. government and agency obligations (cost $855,319)	873,020

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - (14.7%)
6,664,000	Bank of New York Institutional Cash Reserve Fund
	Total investments purchased with cash proceeds	6,664,650
	from securities lending (cost $6,664,650)	6,664,650

	SHORT-TERM INVESTMENTS - (4.7%)
1,624,000	AIM Liquid Asset Portfolio	1,624,000
500,000	Nations Treasury Portfolio	500,000
	Total short-term investments (cost $2,124,000)	2,124,000

	Total investments (cost $48,323,613) - (115.5%)	52,621,818

	Liabilities, less other assets - (-15.5%)	(7,050,574)

	TOTAL NET ASSETS - (100.0%)	$ 45,571,244

	(a) Non-income producing security.
	(b) Restricted under Rule 144A of the Securities Act of 1933.
	(c) Zero Coupon - Bonds that make no interest payments.
	(d) Securities (partial/entire) out on loan.
	(e) Foreign security or a U.S. security of a foreign company.

40|86 SERIES TRUST
High Yield Portfolio
Schedule of Investments
September 30, 2004
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE

	CORPORATE BONDS - (87.9%)

	Amusement and Recreation Services - (4.2%)
$ 165,000	MGM Mirage Inc., 8.500%, due 09/15/2010	$ 188,306
75,000	Pinnacle Entertainment, 8.250%, due 03/15/2012	75,563
75,000	Six Flags, Inc., 8.875%, due 02/01/2010	70,688
95,000	Vail Resorts Inc., 6.750%, due 02/15/2014	96,425
		430,982

	Apparel and Other Finished Products - (3.9%)
185,000	K2 Inc., 7.375%, due 07/01/2014, (a) Cost - $187,700; Acquired - 06/24/2004 and 07/28/2004	197,025
75,000	Phillips Van-Heusen Corp., 7.250%, due 02/15/2011	78,375
115,000	Russell Corp., 9.250%, due 05/01/2010	125,350
		400,750

	Building Construction, General Construction - (2.5%)
135,000	Meritage Homes Corp., 7.000%, due 05/01/2014	139,050
110,000	Nortek Inc., 8.500%, due 09/01/2014, (a) Cost - $110,000; Acquired - 08/12/2004	115,775
		254,825

	Business Services - (1.9%)
35,000	Polypore, Inc., 8.750%, due 05/15/2012, (a) Cost - $35,000; Acquired - 05/06/2004	36,488
50,000	Reddy Ice Group Inc., 8.875%, due 08/01/2011	54,125
105,000	Universal Hospital Services, 10.125%, due 11/01/2011	107,100
		197,713

	Chemicals and Allied Products - (3.0%)
43,000	HMP Equity Holdings Corp., 0.000%, due 05/15/2008 (c)	27,305
30,000	Huntsman ICI Chemicals, Inc., 10.125%, due 07/01/2009	31,650
105,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	122,325
70,000	Rockwood Specialties Group Inc., 10.625%, due 05/15/2011	77,350
40,000	Terra Capital, Inc., 12.875%, due 10/15/2008	49,800
		308,430

	Communications by Phone, Television, Radio, Cable - (18.3%)
69,300	AirGate PCS, Inc., 9.375%, due 09/01/2009, (a) Cost - $59,746; Acquired - 02/13/2004	70,686
160,000	American Tower Corp., 7.125%, due 10/15/2012, (a) Cost - $160,069; Acquired - 09/28/2004 and 09/29/2004	159,200
80,000	Cablevision Systems Corp., 8.000%, due 04/15/2012, (a) Cost - $80,000; Acquired - 03/30/2004	84,000
50,000	Charter Communications Holdings, LLC, 11.125%, due 01/15/2011	40,750
50,000	Charter Communications Holdings, LLC, (b) 0.000%/13.500%, due 01/15/2011	36,000
40,000	Cincinnati Bell Inc., 7.250%, due 07/15/2013	38,700
25,000	Cincinnati Bell Inc., 8.375%, due 01/15/2014	22,937
80,000	Crown Castle International Corp., 7.500%, due 12/01/2013	84,200
105,000	Echostar DBS Corp., 6.625%, due 10/01/2014, (a) Cost - $104,057; Acquired - 09/20/2004	104,869
60,000	Fairpoint Communications, 12.500%, due 05/01/2010	64,500
105,000	Innova S. de R.L., 9.375%, due 09/19/2013 (d)	114,713
110,000	Insight Communications, Inc., 0.000%/12.250%, due 02/15/2011 (b)	103,400
105,000	LG Telecom Ltd., 8.250%, due 07/15/2009, (a) Cost - $104,308; Acquired - 07/09/2004 and 07/28/2004 (d)	109,716
135,000	Nextel Communications, Inc., 6.875%, due 10/31/2013	141,075
154,000	Panamsat Corp., 9.000%, due 08/15/2014, (a) Cost - $154,000; Acquired - 08/02/2004	160,930
110,000	Qwest Communications International Inc., 7.250%, due 02/15/2011, (a) Cost - $109,304; Acquired - 01/30/2004	104,775
40,000	Rogers Wireless, Inc., 9.625%, due 05/01/2011 (d)	44,800
50,000	Rural Cellular Corp., 8.250%, due 03/15/2012, (a) Cost - $50,000; Acquired - 03/15/2004	51,125
85,000	Sinclair Broadcast Group, 8.000%, due 03/15/2012	88,613
25,000	Spectrasite Inc., 8.250%, due 05/15/2010	27,000
45,000	Spectrasite Inc., 8.250%, due 05/15/2010, (a) Cost - $45,150; Acquired - 05/16/2003 and 05/19/2003	48,600
45,000	Superior Essex Communications LLC/Essex Group Inc., 9.000%, due 04/15/2012, (a) Cost - $43,859; Acquired - 04/27/2004 and 05/05/2004	45,225
110,000	Warner Music Group, 7.375%, due 04/15/2014, (a) Cost - $108,628; Acquired - 04/01/2004 and 07/21/2004	114,400
		1,860,214

	Electric, Gas, Water, Cogeneration, Sanitary Services - (2.3%)
105,000	Allied Waste North America, 6.125%, due 02/15/2014	98,437
55,000	El Paso Production Holding Co., 7.750%, due 06/01/2013	55,412
75,000	Midwest Generation LLC, 8.560%, due 01/02/2016	78,797
		232,646

	Electronic, Other Electrical Equipment, except Computers - (6.0%)
32,000	Alamosa Delaware, Inc., 11.000%, due 07/31/2010	36,400
75,000	Celestica Inc., 7.875%, due 07/01/2011 (d)	78,187
80,000	Flextronics International Ltd., 6.500%, due 05/15/2013 (d)	82,200
110,000	Freescale Semiconductor Inc., 7.125%, due 07/15/2014, (a) Cost - $110,000; Acquired - 07/16/2004	114,950
100,000	IPC Acquisition Corp., 11.500%, due 12/15/2009	110,500
145,000	Rayovac Corp., 8.500%, due 10/01/2013	158,050
27,000	TeleCorp PCS, Inc., 10.625%, due 07/15/2010	29,994
		610,281

	Fabricated Metal Products, except Machinery and Transportation Equipment - (0.6%)
50,000	Jacuzzi Brands, Inc., 9.625%, due 07/01/2010	55,500

	Health Services - (4.2%)
85,000	Hanger Orthopedic Group, Inc., 10.375%, due 02/15/2009	78,625
50,000	HEALTHSOUTH Corp., 7.375%, due 10/01/2006	51,000
110,000	HEALTHSOUTH Corp., 10.750%, due 10/01/2008	114,813
55,000	Omnicare Inc., 6.125%, due 06/01/2013	55,550
120,000	Res-Care, Inc., 10.625%, due 11/15/2008	130,200
		430,188

	Hotels, Other Lodging Places - (2.9%)
90,000	Caesars Entertainment Inc., 8.125%, due 05/15/2011	104,400
80,000	Hilton Hotels Corp., 7.500%, due 12/15/2017	92,000
90,000	Starwood Hotel & Resorts, 7.375%, due 11/15/2015	98,550
		294,950

	Industrial, Commercial Machinery, Computer Equipment - (3.7%)
160,000	Blount Inc., 8.875%, due 08/01/2012	170,800
23,000	Rexnord Corp., 10.125%, due 12/15/2012	26,105
110,000	Terex Corp., 7.375%, due 01/15/2014	116,050
60,000	Unova, Inc., 7.000%, due 03/15/2008	62,100
		375,055

	Lumber and Wood Products, except Furniture - (2.3%)
95,000	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/2014 (d)	91,912
125,000	Georgia-Pacific Corp., 7.700%, due 06/15/2015	143,125
		235,037

	Measuring Instruments, Photo Goods, Watches - (1.9%)
70,000	DRS Technologies Inc., 6.875%, due 11/01/2013	73,150
110,000	Fisher Scientific International Inc., 6.750%, due 08/15/2014, (a) Cost - $110,225; Acquired - 07/22/2004	116,050
		189,200

	Oil and Gas Extraction- (6.4%)
110,000	Chesapeake Energy Corp., 7.000%, due 08/15/2014, (a) Cost - $111,904; Acquired - 08/05/2004	116,875
40,000	Dynegy Holdings, Inc., 10.125%, due 07/15/2013, (a) Cost - $39,703; Acquired - 08/01/2003	46,200
60,000	Houston Exploration Co., 7.000%, due 06/15/2013	63,150
120,000	Pacific Energy Partners, LP, 7.125%, due 06/15/2014, (a) Cost - $121,707; Acquired - 06/10/2004, 06/14/2004, and 07/16/2004	130,500
50,000	Plains Exploration and Production Co., 7.125%, due 06/15/2014, (a) Cost - $50,085; Acquired - 06/18/2004	53,875
115,000	Pride International Inc., 7.375%, due 07/15/2014, (a) Cost - $117,964; Acquired - 06/22/2004, 07/21/2004, and 09/08/2004	128,225
100,000	Transmontaigne Inc., 9.125%, due 06/01/2010	112,750
		651,575

	Paper and Allied Products - (5.2%)
75,000	Abitibi-Consolidated Inc., 7.750%, due 06/15/2011 (d)	77,625
75,000	Cenveo Corp., 9.625%, due 03/15/2012	82,875
35,000	Cenveo Corp., 7.875%, due 12/01/2013	34,300
80,000	Graham Packaging Co., 8.500%, due 10/15/2012, (a) Cost - $81,031; Acquired - 09/29/2004	81,600
115,000	Graphic Packaging International Inc., 9.500%, due 08/15/2013	131,962
110,000	Stone Container Finance Holdings, 7.375%, due 07/15/2014, (a) Cost - $111,650; Acquired - 07/15/2004 and 07/20/2004 (d)	115,775
		524,137

	Personal Services - (1.0%)
95,000	Service Corp. International, 7.700%, due 04/15/2009	102,838

	Printing, Publishing and Allied Products - (1.5%)
87,000	Dex Media West LLC, 9.875%, due 08/15/2013	102,660
45,000	Sun Media Corp., 7.625%, due 02/15/2013 (d)	48,375
		151,035

	Real Estate Investment Trusts (REITS) - (2.2%)
110,000	Host Marriott LP, 7.000%, due 08/15/2012, (a) Cost - $108,363; Acquired - 07/27/2004	116,325
20,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	22,350
80,000	Senior Housing Properties Trust, 7.875%, due 04/15/2015	87,200
		225,875

	Restaurants - (0.6%)
55,000	Denny's Corp., 10.000%, due 10/01/2012, (a) Cost - $55,000; Acquired - 09/29/2004	55,962

	Retail - Miscellaneous - (3.0%)
135,000	Blockbuster Inc., 9.000%, due 09/01/2012, (a) Cost - $138,200; Acquired - 08/13/2004 and 09/29/2004	140,737
160,000	Jean Coutu Group PJC Inc., 7.625%, due 08/01/2012, (a) Cost - $163,488; Acquired - 07/22/2004 and 09/14/2004 (d)	163,600
		304,337

	Special Purpose Entity - (1.4%)
60,000	Academica Charter Schools LLC, 8.100%, due 08/15/2024, (a) Cost - $60,000; Acquired - 08/18/2004	61,583
80,000	Riddell Bell Holdings, 8.375%, due 10/01/2012, (a) Cost - $81,219; Acquired 09/23/2004	81,700
		143,283

	Stone, Clay, Glass, Concrete - (2.8%)
150,000	Owens-Brockway Glass Container Inc., 8.250%, due 05/15/2013	160,500
120,000	U.S. Concrete Inc., 8.375%, due 04/01/2014	126,000
		286,500

	Transportation Equipment - (2.1%)
145,000	Adesa Inc., 7.625%, due 06/15/2012	150,075
60,000	United Components Inc., 9.375%, due 06/15/2013	64,950
		215,025

	Water Transportation - (0.8%)
70,000	Royal Caribbean Cruises, 8.000%, due 05/15/2010 (d)	79,188

	Wholesale Trade - Durable Goods - (1.2%)
105,000	Fastentech Inc., 11.500%, due 05/01/2011, (a) Cost - $116,373; Acquired - 06/03/2004, 06/21/2004, and 07/27/2004	118,650

	Wholesale Trade - Non-durable Goods - (2.0%)
100,000	DIMON Inc., 7.750%, due 06/01/2013	98,000
100,000	Elizabeth Arden Inc., 7.750%, due 01/15/2014	105,500
		203,500

	Total corporate bonds (cost $8,555,408)	8,937,676

	CREDIT - LINKED NOTE - (5.8%)
584,000	Dow Jones CDX High Yield, Series 2003-1, 7.750%, due 12/29/2009, (a) Cost - $582,195; Acquired - 07/20/2004 and 08/03/2004	592,030
	Total credit-linked note (cost $582,195)	592,030

	INTERNATIONAL/YANKEE (U.S. $ Denominated) - (3.0%)
160,000	Federative Republic of Brazil, 10.500%, due 07/14/2014 (d)	178,560
75,000	Republic of Turkey, 7.250%, due 03/15/2015 (d)	73,930
55,000	Russian Federation, 5.000%/7.500%, due 03/31/2030, (a) Cost - $53,006; Acquired - 09/29/2004 (b) (d)	53,213
	Total international/yankee (cost $300,898)	305,703

	PREFERRED STOCKS - (0.7%)
	Apparel and Other Finished Products - (0.7%)
2,768	Tommy Hilfiger USA Inc., 9.000%, due 12/01/2031	69,449
	Total preferred stock (cost $69,222)	69,449

	MUNICIPAL BONDS - (1.0%)
100,989	Louisiana Tobacco Settlement Financing Corp. Revenue Bond, 6.360%, due 05/15/2025	98,736
	Total municipal bonds (cost $99,687)	98,736

	WARRANTS - (0.1%)
121	HMP Equity Holdings Corp., Expiration May 2011, Exercise Price $0.01 (a) Cost - $5,972; Acquired 07/02/2004	9,912
	Total warrants (cost $5,972)	9,912

	BENEFICIAL INTEREST CERTIFCATES - (0.3%)
	US Airways Inc., (a) Cost - $58,414; Acquired - 06/10/2004	29,671
	Total beneficial interest certificates (cost $58,414)	29,671

	SHORT-TERM INVESTMENTS - (3.1%)
317,000	AIM Liquid Asset Portfolio	317,000
	Total short-term investments (cost $317,000)	317,000

	Total investments (cost $9,988,796) - (101.9%)	10,360,177

	Other liabilities, less assets - (-1.9%)	(187,880)

	TOTAL NET ASSETS - (100.0%)	$ 10,172,297

	(a) Restricted under Rule 144A of the Securities Act of 1933.
	(b) STEP - Bonds where the coupon increases or steps up at a predetermined rate.
	(c) Zero coupon - Bonds that make no interest payments.
	(d) Foreign security or a U.S. security of a foreign company.

40|86 SERIES TRUST
Fixed Income Portfolio
Schedule of Investments
September 30, 2004
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE
	CORPORATE BONDS - (63.4%)

	Amusement and Recreation Services - (0.2%)
$ 75,000	Six Flags, Inc., 8.875%, due 02/01/2010 (b)	$ 70,687

	Building, Construction, General Contractors, and Operative Builders - (1.0%)
110,000	KB HOME, 5.750%, due 02/01/2014	110,000
175,000	Ryland Group, 5.375%, due 06/01/2008	182,875
		292,875

	Business Services - (1.1%)
80,000	Cendant Corp., 7.375%, due 01/15/2013	92,713
70,000	NCR Corp., 7.125%, due 06/15/2009	77,707
120,000	Time Warner, Inc., 7.700%, due 05/01/2032	139,970
		310,390

	Chemicals and Allied Products - (1.9%)
220,000	Bristol-Myers Squibb Co., 4.750%, due 10/01/2006	227,442
75,000	Lyondell Chemical Co., 11.125%, due 07/15/2012 (b)	87,375
80,000	Terra Capital, Inc., 12.875%, due 10/15/2008	99,600
80,000	Union Carbide Corp., 6.790%, due 06/01/2025 (b)	81,200
60,000	Wyeth, 5.250%, due 03/15/2013	61,318
		556,935

	Communications by Phone, Television, Radio, Cable - (10.7%)
80,000	Ameritech Capital Funding, 7.500%, due 04/01/2005	81,937
115,000	AT&T Wireless Services, Inc., 8.750%, due 03/01/2031	151,454
260,000	British Telecom PLC, 7.875%, due 12/15/2005 (c)	275,476
100,000	Charter Communications, Inc., 8.000%, due 04/30/2012, (a) Cost -$100,119; Acquired - 04/21/2004 (b)	100,250
90,000	Clear Channel Communications, Inc., 6.625%, due 06/15/2008	96,863
185,000	Clear Channel Communications, Inc., 8.000%, due 11/01/2008	209,980
185,000	Comcast Corp., 7.050%, due 03/15/2033 (b)	203,608
300,000	Deutsche Telcom International Finance, Inc., 8.250%, due 06/15/2030 (c)	388,923
90,000	DirecTV Holdings, 8.375%, due 03/15/2013	102,825
100,000	EchoStar DBS Corp., 10.375%, due 10/01/2007	105,438
100,000	EchoStar DBS Corp., 6.625%, due 10/01/2014, (a) Cost - $99,102; Acquired - 09/20/2004	99,875
125,000	Insight Midwest L.P./Insight Capital, Inc., 10.500%, due 11/01/2010	137,500
125,000	Nextel Communications, Inc., 6.875%, due 10/31/2013	130,625
215,000	Sprint Capital Corp., 6.875%, due 11/15/2028	226,189
75,000	TCI Communications, Inc., 9.800%, due 02/01/2012	95,760
445,000	Telus Corp., 8.000%, due 06/01/2011 (c)	522,113
180,000	Verizon Wireless Capital, 5.375%, due 12/15/2006	188,513
		3,117,329

	Depository Institutions - (2.3%)
138,000	Bank of America Corp., 6.875%, due 02/15/2005	140,229
170,000	Citicorp, 6.750%, due 08/15/2005	176,200
145,000	Huntington National Bank, 3.125%, due 05/15/2008	142,741
185,000	Union Planters Bank, N.A., 6.500%, due 03/15/2008	199,832
		659,002

	Electric, Gas, Water, Cogeneration, Sanitary Services - (10.9%)
115,000	Allied Waste North America, 8.875%, due 04/01/2008	125,350
200,000	Amerenenergy Generating, 7.750%, due 11/01/2005	210,447
135,000	Cilcorp, Inc., 8.700%, due 10/15/2009	160,290
145,000	Consolidated Edison Inc., 3.625%, due 08/01/2008	144,482
150,000	Detroit Edison Co, 5.050%, due 10/01/2005	153,593
310,000	Firstenergy Corp., 7.375%, due 11/15/2031	349,245
65,000	Gulf States Utililties Co., 6.770%, due 08/01/2005	67,222
225,000	Kansas City Power & Light, 7.125%, due 12/15/2005	237,179
270,000	Niagara Mohawk Power Co., 5.375%, due 10/01/2004	270,000
155,000	NiSource Finance Corp., 7.875%, due 11/15/2010	183,397
220,000	Pacific Gas & Electric Co., 6.050%, due 03/01/2034	224,691
330,000	PSI Energy, Inc., 6.650%, due 06/15/2006	349,742
100,000	Southern Natural Gas Co., 8.875%, due 03/15/2010 (b)	113,000
265,000	Southwestern Public Service Co, 5.125%, due 11/01/2006	274,356
170,000	Texas Eastern Transmission L.P., 7.000%, due 07/15/2032	192,199
115,000	TGT Pipeline LLC, 5.200%, due 06/01/2018	109,115
		3,164,308

	Electronic, Other Electrical Equipment, except Computers - (4.8%)
150,000	Cooper Industries, Inc., 5.500%, due 11/01/2009	159,996
190,000	Freescale Semiconductor Inc., 7.125%, due 07/15/2014, (a) Cost - $190,000; Acquired - 07/16/2004	198,550
50,000	Nortel Networks Ltd, 6.125%, due 02/15/2006 (b) (c)	51,250
186,000	TeleCorp PCS, Inc., 10.625%, due 07/15/2010	206,629
185,000	Tyco International Group SA, 6.000%, due 11/15/2013 (c)	200,012
525,000	Tyco International Group SA, 6.875%, due 01/15/2029 (c)	590,180
		1,406,617

	Food and Kindred Products - (2.1%)
50,000	Bunge Limited Finance Corp., 4.375%, due 12/15/2008	50,406
115,000	Coca-Cola HBC Finance, 5.125%, due 09/17/2013 (c)	118,069
125,000	Corn Products International Inc., 8.450%, due 08/15/2009	143,750
285,000	Kraft Foods, Inc., 5.250%, due 10/01/2013	290,830
		603,055

	Food Stores - (0.6%)
140,000	Kroger Co., 7.000%, due 05/01/2018	159,529

	Furniture and Fixtures - (0.6%)
100,000	Lear Corp., 8.110%, due 05/15/2009 (b)	115,572
60,000	Rubbermaid Inc., 6.600%, due 11/15/2006	64,289
		179,861

	General Merchandise Stores - (0.2%)
65,000	May Department Stores Co., 6.875%, due 11/01/2005	67,766

	Health Services - (2.2%)
130,000	Cardinal Health Inc., 4.000%, due 06/15/2015	112,996
295,000	HCA, Inc., 6.950%, due 05/01/2012	319,002
185,000	Medco Health Solutions, 7.250%, due 08/15/2013	206,556
		638,554

	Hotels, Other Lodging Places - (0.9%)
100,000	Caesars Entertainment, Inc., 8.875%, due 09/15/2008 (b)	114,250
135,000	Hyatt Equities LLC, 6.875%, due 06/15/2007, (a) Cost - $134,813; Acquired - 06/12/2002	144,135
		258,385

	Insurance Carriers - (5.8%)
135,000	Assured Guaranty U.S. Holdings, 7.000%, due 06/01/2034	145,778
30,000	Citizens Property Insurance Corp., 6.850%, due 08/25/2007, (a) Cost - $30,680; Acquired - 06/22/2001	32,888
200,000	Everest Reinsurance Holdings, Ltd., 8.500%, due 03/15/2005	204,779
145,000	John Hancock Financial Services, 5.625%, due 12/01/2008	154,862
220,000	Monumental Global Funding II, 2.800%, due 07/15/2008, (a) Cost - $212,180; Acquired - 12/09/2003	215,101
505,000	Protective Life US Funding Trust, 5.875%, due 08/15/2006, (a) Cost - $505,589; Acquired - 08/06/2001
	& 08/28/2001	532,293
325,000	RenaissanceRe Holdings, Ltd., 7.000%, due 07/15/2008 (c)	356,516
35,000	Transamerica Corp., 6.750%, due 11/15/2006	37,419
		1,679,636

	Lumber and Wood Products, except Furniture - (0.5%)
135,000	Georgia-Pacific Corp., 7.700%, due 06/15/2015	154,575

	Measuring Instruments, Photo Goods, Watches - (0.7%)
110,000	Eastman Kodak Co., 7.250%, due 06/15/2005 (b)	113,029
95,000	Guidant Corp., 6.150%, due 02/15/2006	99,000
		212,029

	Non-Depository Credit Institutions - (2.5%)
95,000	Boeing Capital Corp., 4.750%, due 08/25/2008	99,138
205,000	Ford Motor Credit Co., 7.200%, due 06/15/2007 (b)	221,600
200,000	Gemstone Investors Ltd., 7.710%, due 10/31/2004, (a) Cost - $200,000; Acquired - 10/25/2001 (b)	200,250
195,000	General Motors Acceptance Corp., 6.125%, due 08/28/2007	205,580
		726,568

	Oil and Gas Extraction - (1.2%)
200,000	Petroleos Mexicanos, 6.500%, due 02/01/2005 (b) (c)	203,100
132,820	Ras Laffan Liquified Natural Gas, 3.437%, due 09/15/2009, (a) Cost - $132,820; Acquired - 03/02/2004 (c)	131,635
		334,735

	Paper and Allied Products - (0.2%)
55,000	Boise Cascade Co., 6.500%, due 11/01/2010	61,600

	Personal Services - (1.5%)
240,000	Enterprise Products Operating L.P., 5.600%, due 10/15/2014, (a) Cost - $239,794; Acquired - 09/23/2004	242,285
165,000	Service Corp. International, 7.700%, due 04/15/2009	178,612
		420,897

	Printing, Publishing, and Allied Industries - (2.1%)
110,000	News America Holdings, 7.700%, due 10/30/2025	128,900
70,000	News America, Inc., 7.280%, due 06/30/2028	79,061
190,000	News America, Inc., 7.625%, due 11/30/2028	222,720
145,000	Quebecor Media, Inc., 11.125%, due 07/15/2011 (c)	168,200
		598,881

	Real Estate Investment Trusts (REITS) - (5.4%)
85,000	Developers Diversified Realty Co., 3.875%, due 01/30/2009	83,558
170,000	Duke Realty LP, 3.500%, due 11/01/2007	170,666
160,000	Equity One, Inc., 3.875%, due 04/15/2009	155,862
130,000	Health Care Properties, Inc., 6.875%, due 06/08/2005	133,428
200,000	Health Care REIT, Inc., 7.500%, due 08/15/2007	221,383
175,000	Hospitality Properties, 6.750%, due 02/15/2013	188,454
65,000	ISTAR Financial, Inc., 8.750%, due 08/15/2008	74,837
300,000	Post Apartment Homes, 6.850%, due 03/16/2005	303,909
150,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	167,625
70,000	Spieker Properties LP, 7.250%, due 05/01/2009	78,890
		1,578,612

	Security and Commodity Brokers - (0.7%)
65,000	Lehman Brothers Holdings Inc., 3.600%, due 03/13/2009 (b)	64,392
145,000	Merrill Lynch & Co., Inc., 6.000%, due 07/15/2005 (b)	148,722
		213,114

	Special Purpose Entity - (0.7%)
110,000	Academica Charter Schools LLC, 8.100%, due 08/15/2024, (a) Cost - $110,000; Acquired - 08/18/2004	112,902
90,006	PLC Trust, 2003-1, 2.709%, due 03/31/2006, (a) Cost - $87,441; Acquired 12/12/2003	89,986
		202,888

	Tobacco Products - (0.6%)
185,000	Universal Corp., 5.200%, due 10/15/2013	186,511

	Transportation Equipment - (0.8%)
215,000	General Motors Corp., 7.125%, due 07/15/2013 (b)	224,802

	Water Transportation - (0.3%)
80,000	Carnival Corp., 6.150%, due 04/15/2008 (c)	86,493

	Wholesale Trade - Non-Durable Goods - (0.9%)
110,000	Amerisourcebergen Corp., 7.250%, due 11/15/2012	119,900
145,000	DIMON, Inc., 9.625%, due 10/15/2011	153,700
		273,600

	Total corporate bonds (cost $17,398,433)	18,440,234

	INTERNATIONAL /YANKEE (U.S. $ Denominated) - (2.0%)
215,000	Export-Import Bank of Korea, 4.500%, due 08/12/2009 (c)	217,889
185,000	Korea Development Bank, 4.750%, due 07/20/2009 (b)(c)	189,525
140,000	United Mexican States, 9.875%, due 02/01/2010 (c)	172,970
	Total international/yankee bonds (cost $575,674)	580,384

	PREFERRED STOCKS - (0.9%)

	Apparel and Other Finished Products - (0.3%)
3,500	Tommy Hilfiger USA Inc., 9.000%, due 12/01/2031	87,815

	Non-Depository Credit Institutions - (0.6%)
130	Centaur Funding Corp., 9.080%, due 04/21/2020, (a) Cost - $153,366; Acquired 07/22/2003	168,228
	Total preferred stocks (cost $242,563)	256,043

	MUNICIPAL BONDS - (5.8%)
175,000	California County Securitization Agency Revenue Bond, 7.500%, due 06/01/2019	176,935
130,000	Decatur Texas Hospital Authority Revenue Bond, 7.750%, due 09/01/2009	146,008
118,946	Educational Enhancement Funding Corp. Revenue Bond, 6.720%, due 06/01/2025	111,802
70,000	Heart of Texas Education Finance Corp. Revenue Bond, 5.000%, due 02/15/2013	68,684
90,000	Indiana State Development & Financing Authority Revenue Bond, 5.500%, due 01/01/2033	92,569
140,000	Indianapolis Indiana Local Public Improvement Revenue Bond, 3.000%, due 10/15/2005	140,662
141,384	Louisiana Tobacco Settlement Financing Corp. Revenue Bond, 6.360%, due 05/15/2025	138,230
100,000	New Jersey Economic Development Authority Revenue Bond, 3.250%, due 09/15/2006	100,656
505,000	North Carolina Eastern Municipal Power Agency Revenue Bond, 7.050%, due 01/01/2007	536,073
185,000	Rhode Island Tobacco Settlement Financing Corp. Revenue Bond, 5.920%, due 06/01/2012	183,061
	Total municipal bonds (cost $1,645,022)	1,694,680

	ASSET BACKED SECURITIES - (1.5%)
207,995	Centex Home Equity, 2001-A A6, 6.250%, due 04/25/2031	213,878
115,000	Centex Home Equity, 2004-A AF6, 4.270%, due 01/25/2034	115,580
20,354	Chase Funding Mortgage Loan Asset-Backed Certificates, 2001-3 1A4, 5.602%, due 05/25/2027	20,486
9,260	Equity One Abs, Inc., 2002-1 AF2, 5.523%, due 08/25/2032	9,518
79,138	Residential Asset Mortgage Products, Inc., 2002-RZ3 A4, 4.730%, due 12/25/2031	79,614
	Total asset backed securities (cost $433,728)	439,076

	COLLATERIZED MORTGAGE OBLIGATIONS - (13.4%)
272,335	Bank of America Mortgage Holdings, 2004-7 5A10, 5.25%, due 08/25/2034	275,639
102,518	Bear Stearns Commercial Mortgage Securities Inc., 1999-C1 A1, 5.910%, due 02/14/2031	107,648
250,000	Bear Stearns Commercial Mortgage Securities Inc., 2002-TOP6 A2, 6.460%, due 10/15/2036	281,086
80,330	Commercial Mortgage Asset Trust, 1999-C1 A1, 6.250%, due 01/17/2032	82,567
115,000	CS First Boston Mortgage Securities Corp., 2001-CKN5 A3, 5.107%, due 09/15/2034	119,822
285,101	Deutsche Mortgage and Asset Receiving Corp., 1998-C1 A2, 6.538%, due 06/15/2031	307,518
22,557	DLJ Commercial Mortgage Corp., 1999-CG3 A1A, 7.120%, due 10/10/2032	24,155
101,733	Federal Home Loan Mortgage Corp., 2407 BJ 6.500%, due 01/15/2032	106,422
165,000	Federal Home Loan Mortgage Corp., 2517 VH, 6.000%, due 03/15/2019	173,337
167,043	Federal Home Loan Mortgage Corp., 2614 CH, 3.500%, due 12/15/2010	168,009
145,285	Federal Home Loan Mortgage Corp., 2638 KA, 3.000%, due 07/15/2009	145,458
149,443	Federal Home Loan Mortgage Corp., 2638 NA, 3.000%, due 02/15/2015	149,628
11,385	Federal National Mortgage Assn., 2001-68 A, 6.000%, due 07/25/2029	11,393
150,000	Federal National Mortgage Assn., 2001-80 PE, 6.000%, due 07/25/2029	156,819
204,578	Federal National Mortgage Assn., 2003-18 DA, 4.500%, due 11/25/2014	205,518
220,000	Federal National Mortgage Assn., 2003-36 TY, 4.500%, due 07/25/2022	222,287
165,000	Federal National Mortgage Assn., 2003-57 KB, 4.500%, due 12/25/2012	167,699
15,225	First Union-Chase Commercial Mortgage,1999-C2 A1, 6.363%, due 06/15/2031	15,673
162,684	GMAC Commercial Mortgage Securities, Inc., 1999-C1 A1, 5.830%, due 05/15/2033	168,511
18,234	GMAC Commercial Mortgage Securities, Inc., 1999-C2 A1, 6.570%, due 09/15/2033	18,691
460,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., 2001-CIB3 A2, 6.044%, due 11/15/2035	494,214
465,000	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.168%, due 02/13/2010	502,980
	Total collaterized mortgage obligations (cost $3,901,163)	3,905,074

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (4.8%)
275,000	Federal Home Loan Mortgage Corp., 2.850%, due 01/05/2007	274,629
275,000	Federal National Mortgage Assn., 2.750%, due 08/11/2006 (b)	275,173
215,000	Federal National Mortgage Assn., 3.000%, due 12/15/2006	213,817
355,000	Federal National Mortgage Assn., 3.500%, due 10/15/2007 (b)	355,145
194,767	U.S. Treasury Inflation Index Note, 2.000%, due 01/15/2014	199,492
80,000	U.S. Treasury Note, 4.250%, due 08/15/2014 (b)	80,863
	Total U.S. government and agency obligations (cost $1,404,695)	1,399,119

	MORTGAGE BACKED SECURITIES - U.S. AGENCY (1.1%)
4,050	Federal Home Loan Mortgage Corp. Gold, Pool C00712, 6.500%, due 02/01/2029	4,262
51,518	Federal Home Loan Mortgage Corp. Gold, Pool C50964, 6.500%, due 05/01/2031	54,119
28,484	Federal Home Loan Mortgage Corp. Gold, Pool C60697, 6.000%, due 11/01/2031	29,492
26,470	Federal Home Loan Mortgage Corp. Gold, Pool G00479, 9.000%, due 04/01/2025	29,856
45,743	Federal Home Loan Mortgage Corp. Gold, Pool G00943, 6.000%, due 07/01/2028	47,426
14,207	Federal National Mortgage Assn., Pool 349410, 7.000%, due 08/01/2026	15,131
122,534	Federal National Mortgage Assn., Pool 545449, 6.500%, due 02/01/2017	129,884
3,930	Federal National Mortgage Assn., Pool 62289, 3.696%, due 03/01/2028	4,000
2,892	Government National Mortgage Assn., Pool 354859, 9.000%, due 07/15/2024	3,270
496	Government National Mortgage Assn., Pool 51699, 15.000%, due 07/15/2011	589
	Total mortgage backed securities - U.S. agency (cost $305,717)	318,029

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - (10.4%)
3,032,000	Bank of New York Institutional Cash Reserve Fund
	Total investments purchased with cash proceeds from securities lending	3,032,296
	(cost $3,032,296)	3,032,296

	SHORT-TERM INVESTMENTS - (8.7%)
1,232,000	AIM Liquid Asset Portfolio	1,232,000
1,300,000	Nations Treasury Portfolio	1,300,000
	Total short-term investments (cost $2,532,000)	2,532,000

	Total investments (cost $31,471,291) - (112.0%)	32,596,935

	Liabilities, less other assets - (-12.0%)	(3,496,783)

	TOTAL NET ASSETS - (100.0%)	$ 29,100,152

	(a) Restricted under Rule 144A of the Securities Act of 1933.
	(b) Securities (partial/entire) out on loan.
	(c) Foreign security or a U.S. security of a foreign company.

40|86 SERIES TRUST
Government Securities Portfolio
Schedule of Investments
September 30, 2004
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE

	CORPORATE BONDS - (0.6%)
	Insurance Carriers - (0.6%)
$ 95,000	MGIC Investment Corp., 6.000%, due 03/15/2007	$ 100,919
	Total corporate bonds (cost $94,998)	100,919

	MUNICIPAL BONDS - (2.0%)
190,000	Alaska Industrial Development & Export Auth., 6.625%, due 05/01/2006	198,140
145,000	Tobacco Settlement Fin. Corp., 5.920%, due 06/01/2012	143,480
	Total municipal bonds (cost $334,433)	341,620

	ASSET BACKED SECURITIES - (6.9%)
75,000	Atlantic City Electric Transition Funding LLC, 2002-1 A4, 5.550%, due 10/20/2023	79,128
26,248	Centex Home Equity, 2001-A A4, 6.470%, due 07/25/2029	26,856
20,354	Chase Funding Mortgage Loan Asset-Backed Certificates, 2001-3 1A4, 5.602%, due 05/25/2027	20,486
195,695	Countrywide Asset-Backed Certificates, 2002-S1 A5, 5.960%, due 11/25/2016 (b)	196,996
70,000	MBNA Credit Card Master Note Trust, 2002-C1 C1, 6.800%, due 07/15/2014	77,720
300,000	The Money Store Home Equity Trust, 1998-B AF9, 6.335%, due 08/15/2039	311,369
70,808	Residential Asset Mortgage Products, Inc., 2002-RZ3 A4, 4.730%, due 12/25/2031	71,233
179,931	Residential Asset Securities Corp.,1999-KS2 AI9, 7.150%, due 07/25/2030	184,060
226,141	Residential Asset Securities Corp., 2000-KS3 AI6, 7.810%, due 07/25/2031	235,507
	Total asset backed securities (cost $1,203,065)	1,203,355

	COLLATERALIZED MORTGAGE OBLIGATIONS - (10.4%)
25,629	Bear Stearns Commercial Mortgage Securities, Inc., 1999-C1 A1, 5.910%, due 02/14/2031	26,911
85,685	Commercial Mortgage Asset Trust, 1999-C1 A1, 6.250%, due 01/17/2032	88,072
62,032	DLJ Commerical Mortgage Corp., 1999-CG3 A1A, 7.120%, due 10/10/2032	66,426
37,324	Fanniemae Grantor Trust, 1999-T2 A1, 7.500%, due 01/19/2039	40,397
924,850	Federal Home Loan Mortgage Corp., 2407 BJ, 6.500%, due 01/15/2032	967,472
100,000	Federal National Mortgage Assn., 2001-80 PE, 6.000%, due 07/25/2029	104,546
75,000	First Union National Bank Commercial Mortgage Trust, 1999-C4 A2, 7.390%, due 12/15/2031	86,036
19,537	GMAC Commercial Mortgage Securities, Inc., 1999-C2 A1, 6.570%, due 09/15/2033	20,026
15,128	Housing Securities, Inc., 1994-2 A1, 6.500%, due 07/25/2009	15,253
383,346	JP Morgan Commercial Mortgage Finance Corp., 2000-C9 A1, 7.590%, due 10/15/2032	403,336
	Total collateralized mortgage obligations (cost $1,822,254)	1,818,475

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (65.5%)
1,000,000	Fannie Mae, 5.250%, due 08/01/2012	1,040,924
250,000	Federal Farm Credit Bank, 6.000%, due 06/14/2012	255,715
500,000	Federal Home Loan Bank, 4.875%, due 11/10/2010	501,156
500,000	Federal Home Loan Mortgage Corp., 6.250%, due 03/05/2012	527,758
2,000,000	U.S. Treasury Bond, 11.250%, due 02/15/2015 (a)	3,182,892
1,000,000	U.S. Treasury Note, 2.375%, due 08/31/2006 (a)	996,602
500,000	U.S. Treasury Note, 5.500%, due 02/15/2008 (a)	540,196
2,325,000	U.S. Treasury Note, 3.875%, due 05/15/2009 (a)	2,382,218
2,000,000	U.S. Treasury Note, 4.000%, due 02/15/2014 (a)	1,985,158
	Total U.S. government and agency obligations (cost $11,232,637)	11,412,619

	MORTGAGE BACKED SECURITIES - U.S. AGENCY - (8.1%)
37,019	Federal Home Loan Mortgage Corp. Gold, Pool C01131, 6.500%, due 01/01/2031	38,890
37,173	Federal Home Loan Mortgage Corp. Gold, Pool C01148, 6.500%, due 02/01/2031	39,052
109,503	Federal Home Loan Mortgage Corp. Gold, Pool C01184, 6.500%, due 06/01/2031	115,029
99,777	Federal Home Loan Mortgage Corp. Gold, Pool C01186, 6.000%, due 06/01/2031	103,307
41,289	Federal Home Loan Mortgage Corp. Gold, Pool C28063, 6.500%, due 07/01/2029	43,423
18,233	Federal Home Loan Mortgage Corp. Gold, Pool C29168, 6.500%, due 07/01/2029	19,176
6,793	Federal Home Loan Mortgage Corp. Gold, Pool D66012, 7.000%, due 11/01/2025	7,241
6,086	Federal Home Loan Mortgage Corp. Gold, Pool E00441, 7.500%, due 07/01/2011	6,475
248,287	Federal National Mortgage Assn., Pool 253845, 6.000%, due 06/01/2016	260,679
40,338	Federal National Mortgage Assn., Pool 254091, 6.000%, due 12/01/2031	41,837
7,018	Federal National Mortgage Assn., Pool 303780, 7.000%, due 03/01/2026	7,479
43,790	Federal National Mortgage Assn., Pool 320582, 6.500%, due 01/01/2011	46,438
126,817	Federal National Mortgage Assn., Pool 336290, 6.500%, due 04/01/2011	134,557
41,611	Federal National Mortgage Assn., Pool 535837, 6.000%, due 04/01/2031	43,158
154,043	Federal National Mortgage Assn., Pool 545449, 6.500%, due 02/01/2017	163,283
9,674	Federal National Mortgage Assn., Pool 609583, 6.000%, due 11/01/2031	10,034
253,593	Federal National Mortgage Assn., Pool 645649, 6.000%, due 06/01/2017	266,240
3,827	Government National Mortgage Assn., Pool 119896, 13.000%, due 11/15/2014	4,476
56,000	Government National Mortgage Assn., Pool 408675, 7.500%, due 01/15/2026	60,519
	Total mortgage backed securities - U.S. agency (cost $1,364,044)	1,411,293

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - (29.2%)
5,079,000	Bank of New York Institutional Cash Reserve Fund	5,079,495
	Total investments purchased with cash proceeds from securities lending	5,079,495
	(cost $5,079,495)

	SHORT-TERM INVESTMENTS - (6.7%)
171,000	Aim Liquid Asset Portfolio	171,000
1,000,000	Federal Home Loan Bank Discount Note, 1.000%, due 10/01/2004	1,000,000
	Total short-term investments (cost $1,171,000)	1,171,000

	Total investments (cost $22,301,926) - (129.4%)	22,538,776

	Liabilities, less other assets - (-29.4%)	(5,119,946)

	TOTAL NET ASSETS - (100.0%)	$ 17,418,830

	(a) Securities (entire/partial) out on loan.
	(b) STEP - Bonds where the coupon increases or steps up at a predetermined rate.

40|86 SERIES TRUST
Money Market Portfolio
Schedule of Investments
September 30, 2004
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE

	CORPORATE BONDS - (7.5%)

	Motor Vehicles - (1.4%)
$ 500,000	DaimlerChrysler NA Holdings, 7.400%, due 01/20/2005	$ 508,728

	Non-Depository Credit Institutions - (2.1%)
235,000	Ford Motor Credit Co., 7.750%, due 03/15/2005	240,583
500,000	Textron Financial Corp., 7.125%, due 12/09/2004	505,399
		745,982

	Real Estate Operators - (2.9%)
565,000	Cunat Capital Corp., 2.140%, due 10/30/2004 (a) (b)	565,000
500,000	Kuehn Enterprises, LLC, 1.790% due 10/07/2004 (a) (b)	500,000
		1,065,000

	Security and Commodity Brokers - (1.1%)
400,000	The Goldman Sachs Group, Inc., 7.500%, due 01/28/2005	407,834

	Total corporate bonds (cost $2,727,544)	2,727,544

	MUNICIPAL BONDS - (33.9%)
100,000	ABAG Financial Authorities California Multifamily Revenue Bond, 1.990%, due 10/07/2004
	(CS: Federal National Mortgage Assn.) (a) (b)	100,000
1,400,000	California Housing Financial Agency Revenue Bond, 1.850%, due 10/07/2004 (a) (b)	1,400,000
125,000	Chicago Illinois Tax Increment Tax Allocation Bond, 6.000%, due 11/15/2004 (CS: ACA Financial Guaranty Corp.)	125,665
100,000	Colorado Housing and Financial Authority Revenue Bond, 1.840%, due 10/07/2004
	(CS: Federal National Mortgage Assn.) (a) (b)	100,000
1,000,000	Colorado Housing and Financial Authority Revenue Bond, 1.840%, due 10/07/2004
	(SPA: Landesbank) (a) (b)	1,000,000
250,000	Harris County-Houston Texas Sports Authority Special Revenue Bond, 5.950%, due 11/15/2004 (CS: MBIA Inc.)	251,367
900,000	Louisiana Public Facilities Authority Revenue Bond, 1.920%, due 10/07/2004 (a) (b)	900,000
1,395,000	Philadelphia Authority for Industrial Development Special Facilities Revenue Bond, 1.820%, due 10/07/2004 (a) (b)	1,395,000
805,000	St. Francis Healthcare Foundation Hawaii Revenue Bond, 2.350%, due 10/07/2004
	(LOC: First Hawaiian Bank) (a) (b)	805,000
1,000,000	St. John's County Florida Industrial Development Authority Mortgage Revenue Bond, 1.850%, due 10/07/2004
	(LOC: Allied Irish Bank PLC) (a) (b)	1,000,000
2,000,000	Student Loan Finance Association Washington Education Revenue Bond, 1.840%, due 10/30/2004 (a) (b)	2,000,000
1,000,000	University of Minnesota General Obligation Bond, 1.840%, due 10/07/2004 (a) (b)	1,000,000
1,000,000	Utah State Housing Finance Authority Revenue Bond, 1.840%, due 10/07/2004
	(SPA: Bayerische Landesbank) (a) (b)	1,000,000
140,000	Weslaco Texas Economic Development Corp. Sales Tax Revenue Bond, 2.500%, due 02/15/2005 (CS: MBIA Inc.)	140,542
500,000	Westminster Colorado Economic Development Authority Tax Incremental Revenue Bond, 1.950%, due 10/07/2004
	(LOC: HSH Nordbank AG) (a) (b)	500,000
500,000	Wilkes Barre Pennsylvania General Obligation Bond, 6.250%, due 03/01/2005 (CS: Ambac Financial Group, Inc.)	510,132
150,000	Woodbridge Township New Jersey General Obligation Bond, 2.250%, due 03/15/2005 (CS: MBIA Inc.)	150,537
	Total municipal bonds (cost $12,378,243)	12,378,243

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (8.2%)
1,000,000	Federal Home Loan Bank, 1.000%, due 10/01/2004	1,000,000
350,000	Federal Home Loan Mortgage Corp., 1.670%, due 10/12/2004	349,821
1,650,000	Federal National Mortgage Assn., 1.670%, due 10/12/2004	1,649,158
	Total U.S. government and agency obligations (cost $2,998,979)	2,998,979

	COMMERCIAL PAPER - (42.4%)

	Communications by Phone, Television, Radio, Cable - (2.7%)
1,000,000	Bellsouth Corp., 1.650%, due 10/12/2004	999,496

	Depository Institutions - (9.9%)
600,000	Lloyds TSB Bank PLC, 1.510%, due 10/01/2004	600,000
1,000,000	Rabobank USA Financial Corp., 1.860%, due 10/01/2004	1,000,000
1,000,000	UBS Finance, 1.880%, due 10/01/2004	1,000,000
1,000,000	UBS Finance, 1.650%, due 10/12/2004	999,496
		3,599,496

	Food and Kindred Products - (2.7%)
1,000,000	Coca-Cola Co., 1.570%, due 10/04/2004	999,869

	Industrial, Commercial Machinery, Computer Equipment - (2.7%)
1,000,000	IBM Corp., 1.630%, due 10/12/2004	999,502

	Motor Vehicles - (8.2%)
1,000,000	American Honda Motor Corp., 1.630%, due 10/12/2004	999,502
1,000,000	BMW Capital Corp., 1.860%, due 10/01/2004	1,000,000
1,000,000	DaimlerChrysler, 1.610%, due 10/04/2004	999,866
		2,999,368
	Non-Depository Credit Institutions - (2.7%)
1,000,000	Nestle Capital Corp., 1.550%, due 10/04/2004	999,871

	Printing, Publishing, and Allied Products - (2.2%)
782,000	Knight-Ridder Inc., 1.670%, due 10/12/2004	781,601

	Security and Commodity Brokers - (5.8%)
1,100,000	The Bear Stearns Companies, Inc., 1.680%, due 10/12/2004	1,099,435
1,000,000	Merrill Lynch & Co., Inc., 1.510%, due 10/22/2004	999,119
		2,098,554
	Schools - (5.5%)
2,000,000	Harvard University, 1.810%, due 10/01/2004	2,000,000

	Total commercial paper (cost $15,477,757)	15,477,757

	MONEY MARKET FUNDS - (8.4%)
1,566,000	AIM Liquid Asset Portfolio	1,566,000
1,500,000	Nations Treasury Portfolio	1,500,000
	Total money market investments (cost $3,066,000)	3,066,000

	Total investments (cost $36,648,523) - (100.4%)	36,648,523

	Liabilities, less other assets - (-0.4%)	(137,982)

	TOTAL NET ASSETS - (100.0%)	$ 36,510,541

	(a) Variable Coupon Rate - The rate reported is the rate in effect as of September 30, 2004.
	(b) Maturity date represents first available put date.
	CS - Credit Support
	LOC - Letter of Credit
	SPA - Standby Purchase Agreement

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Series Trust

By (Signature and Title) /s/ Gregory J. Hahn
Gregory J. Hahn, President

Date 11/23/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gregory J. Hahn
Gregory J. Hahn, President

Date 11/23/04

By (Signature and Title) /s/ Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer

Date 11/23/04

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